AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
                                       and
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")

                                  Supplement to
               Ameritas Low Load Variable Universal Life ("LLVL")
        Ameritas Low-Load Survivorship Variable Universal Life ("LLSVUL")
                 Ameritas No Load Variable Annuity ("NLVA 6150")
                         Prospectuses Dated May 1, 2008

                 Ameritas No Load Variable Annuity ("NLVA 4080")
                          Prospectus Dated May 1, 2006

                         Supplement Dated June 18, 2008

At a meeting held on June 5, 2008, CVS Social Balanced Portfolio's Board of Directors approved the removal of SSgA Funds Management, Inc. as a subadvisor for the portfolio.

Therefore, the Ameritas prospectuses are amended by removing the reference to SSgA Funds Management, Inc. in the portfolio objectives chart found in the Separate Account Variable Investment Options section.


All other provisions of your Policy remain as stated in your Policy and prospectus, as previously amended. Please see the CVS Social Balanced Portfolio prospectus and supplement for more information.

       This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-255-9678.